Employee benefits - Summary of Amounts Recognized in Relation to Net Defined Benefit Liability Asset in Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [line items]
Net defined benefit asset	¥ (129,765)	¥ (86,914)
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	387,432	488,818
Fair value of plan assets	(418,453)	(439,943)
The impact of minimum funding requirement and asset ceiling	0	10,147
Net defined benefit asset	(127,452)	(84,009)
Net defined benefit liability	96,431	143,031
Net amount	(31,021)	59,022
Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	139,768	130,259
Fair value of plan assets	(81,261)	(49,648)
The impact of minimum funding requirement and asset ceiling	3,319	3,225
Net defined benefit asset	(2,314)	(2,905)
Net defined benefit liability	64,140	86,741
Net amount	¥ 61,826	¥ 83,836